Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash and cash equivalents	$ 14,718,000	$ 29,265,000	$ 25,044,000
Accounts receivable, net	1,442,000	475,000	758,000
Other current assets	2,256,000	1,821,000	2,307,000
Total current assets	18,416,000	31,561,000	28,109,000
Fixed assets, net	9,864,000	10,297,000	12,878,000
Goodwill	5,717,000	5,717,000	5,717,000
Intangible assets, net	8,035,000	8,534,000	9,481,000
Deferred issuance costs	2,278,000	0
Other assets	1,154,000	1,165,000	2,606,000
Total assets	45,464,000	57,274,000	58,791,000
Current liabilities
Accounts payable	5,243,000	4,446,000	2,267,000
Deferred revenue	17,695,000	17,270,000	14,723,000
Current portion of long-term debt	0	6,535,000	0
Other current liabilities	6,127,000	6,090,000	4,024,000
Accrued professional fees and other expenses	700,000
Total current liabilities	29,065,000	34,341,000	21,014,000
Other liabilities	1,452,000	1,554,000	0
Long-term debt, net	39,620,000	41,044,000	34,629,000
Total liabilities	70,137,000	76,939,000	55,643,000
Commitments and Contingencies (See Note 14)
Redeemable preferred units:
Total redeemable preferred units	378,796,000	378,796,000	159,539,000
Members' Equity:
Common Stock	86,000	86,000	86,000
Additional paid-in capital	7,837,000	6,833,000	5,103,000
Accumulated deficit	(418,445,000)	(412,383,000)	(168,463,000)
Accumulated other comprehensive income	346,000	296,000	176,000
Total members' equity	(403,469,000)	(398,461,000)	(156,391,000)
Total shareholders' deficit	(24,673,000)	(19,665,000)	3,148,000
Total liabilities, redeemable preferred units and members' equity	45,464,000	57,274,000	58,791,000
Series B Preferred Stock [Member]
Redeemable preferred units:
Total redeemable preferred units	259,638,000	259,638,000	109,492,000
Members' Equity:
Total shareholders' deficit	259,638,000	259,638,000	109,492,000
Series C Preferred Stock [Member]
Redeemable preferred units:
Total redeemable preferred units	119,158,000	119,158,000	50,047,000
Members' Equity:
Total shareholders' deficit	119,158,000	119,158,000	50,047,000
Series A Preferred Stock [Member]
Members' Equity:
Preferred Units	3,309,000	3,309,000	3,309,000
Total shareholders' deficit	3,309,000	3,309,000	3,309,000
Series A1 Preferred Stock [Member]
Members' Equity:
Preferred Units	3,398,000	3,398,000	3,398,000
Total shareholders' deficit	3,398,000	3,398,000	3,398,000
Common Class A [Member]
Members' Equity:
Common Stock		0
TPG Pace Tech Opportunities Corp [Member]
Current assets
Cash and cash equivalents	1,121,886	534,095	25,093
Prepaid expenses	241,492	277,890
Total current assets	1,363,378	811,985	25,093
Investments held in Trust Account	450,019,539	450,005,937
Total assets	451,382,917	450,817,922	25,093
Current liabilities
Accrued professional fees and other expenses	4,717,220	533,908	8,587
Note payable to Sponsor	2,000,000
Derivative liabilities	34,773,333	59,536,667	27,610,000
Total current liabilities	41,490,553	60,070,575	8,587
Deferred underwriting compensation	15,750,000	15,750,000
Total liabilities	57,240,553	75,820,575	8,587
Commitments and Contingencies (See Note 14)
Class A ordinary shares subject to possible redemption: 45,000,000 shares at a redemption value of $10.00 per share	450,019,539	450,005,937
Members' Equity:
Preferred Units	0
Additional paid-in capital	0		23,000
Accumulated deficit	(55,878,300)	(75,009,715)	(8,494)
Total shareholders' deficit	(55,877,175)	(75,008,590)	16,506
Total liabilities, redeemable preferred units and members' equity	451,382,917	450,817,922	25,093
TPG Pace Tech Opportunities Corp [Member] | Common Class A [Member]
Members' Equity:
Common Stock	0	0
Total shareholders' deficit	0	0	0
TPG Pace Tech Opportunities Corp [Member] | Class F Ordinary Shares
Members' Equity:
Common Stock	1,125	1,125	2,000
Total shareholders' deficit	$ 1,125	$ 1,125	$ 2,000